WARRANTS FOR COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
WARRANTS FOR COMMON STOCK [Abstract]
Roll-Forward of Warrant Liability from Intitial Valuation

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of December 14, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Fair value of warrant liability upon issuance - November 9, 2012	353,747
Loss as a result of change in fair value	1,183,543
Fair value at December 31, 2012	$4,173,140

Warrant Activity

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	3,523,033
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised during 2012	-
Warrants outstanding at December 31, 2012	12,972,664